Shareholder Report, Holdings (Details) - C000235057	Jun. 30, 2024
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
North America
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Asia
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Europe
Holdings [Line Items]
Percent of Net Asset Value	15.30%
South America
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%